Tax payable	12 Months Ended
Dec. 31, 2023
Tax Payable
Tax payable

11. Tax payable

	As of December 31,
	2022	2023
Value added tax	29,014	33,078
Corporate income tax	8,595	4,490
Individual income tax withholding	2,406	2,455
Urban maintenance and construction tax	79	77
Stamp duty	380	348
Total	40,474	40,448

The Group’s revenues are subject to value-added tax at a rate of approximately 6%.